PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment Net) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 248.1	$ 232.0
Accumulated depreciation	165.2	151.2
Property and equipment, net	82.9	80.8
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	125.4	108.1
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12.4	11.8
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79.3	78.7
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31.0	$ 33.4